UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

FORM N-Q

JANUARY 31, 2012

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.2%
Autoliv Inc.	35,000	$2,208,150

Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd., ADR	70,000	1,753,500	*

Internet & Catalog Retail - 3.6%
Amazon.com Inc.	22,000	4,277,680	*
Groupon Inc.	100,000	2,039,000	*

Total Internet & Catalog Retail		6,316,680

Specialty Retail - 5.4%
L’Occitane International SA	1,785,000	3,935,825
Lowe’s Cos. Inc.	205,000	5,500,150

Total Specialty Retail		9,435,975

Textiles, Apparel & Luxury Goods - 4.1%
NIKE Inc., Class B Shares	43,000	4,471,570
Prada SpA	570,000	2,726,780	*

Total Textiles, Apparel & Luxury Goods		7,198,350

TOTAL CONSUMER DISCRETIONARY		26,912,655

CONSUMER STAPLES - 9.8%
Beverages - 5.6%
Diageo PLC, ADR	70,000	6,201,300
PepsiCo Inc.	55,000	3,611,850

Total Beverages		9,813,150

Household Products - 2.0%
Procter & Gamble Co.	55,000	3,467,200

Tobacco - 2.2%
Philip Morris International Inc.	52,500	3,925,425

TOTAL CONSUMER STAPLES		17,205,775

ENERGY - 8.1%
Energy Equipment & Services - 5.5%
Nabors Industries Ltd.	315,000	5,865,300	*
Schlumberger Ltd.	50,000	3,758,500

Total Energy Equipment & Services		9,623,800

Oil, Gas & Consumable Fuels - 2.6%
CONSOL Energy Inc.	130,000	4,646,200

TOTAL ENERGY		14,270,000

FINANCIALS - 4.8%
Capital Markets - 4.8%
BlackRock Inc.	30,000	5,460,000
Charles Schwab Corp.	250,000	2,912,500

TOTAL FINANCIALS		8,372,500

HEALTH CARE - 16.9%
Biotechnology - 6.2%
Celgene Corp.	70,000	5,089,000	*
Myriad Genetics Inc.	170,000	4,022,200	*
Vertex Pharmaceuticals Inc.	50,000	1,847,500	*

Total Biotechnology		10,958,700

Health Care Equipment & Supplies - 2.7%
Medtronic Inc.	123,000	4,744,110

Health Care Technology- 1.1%
athenahealth Inc.	35,000	2,036,300	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.9%
Abbott Laboratories	75,000	$4,061,250
Johnson & Johnson	60,000	3,954,600
Roche Holding AG, ADR	95,000	4,066,000

Total Pharmaceuticals		12,081,850

TOTAL HEALTH CARE		29,820,960

INDUSTRIALS - 6.1%
Airlines - 2.3%
Southwest Airlines Co.	425,000	4,071,500

Construction & Engineering - 2.1%
Quanta Services Inc.	170,000	3,672,000	*

Industrial Conglomerates - 1.7%
3M Co.	35,000	3,034,850

TOTAL INDUSTRIALS		10,778,350

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 6.8%
Acme Packet Inc.	50,000	1,461,500	*
Cisco Systems Inc.	200,000	3,926,000
F5 Networks Inc.	30,000	3,592,200	*
QUALCOMM Inc.	50,000	2,941,000

Total Communications Equipment		11,920,700

Computers & Peripherals - 6.0%
Apple Inc.	12,000	5,477,760	*
EMC Corp.	195,000	5,023,200	*

Total Computers & Peripherals		10,500,960

Internet Software & Services - 7.3%
eBay Inc.	140,000	4,424,000	*
Rackspace Hosting Inc.	90,000	3,906,900	*
SINA Corp.	50,000	3,513,500	*
Youku.com Inc., ADR	45,000	962,550	*

Total Internet Software & Services		12,806,950

IT Services - 2.1%
Cognizant Technology Solutions Corp., Class A Shares	52,500	3,766,875	*

Semiconductors & Semiconductor Equipment - 1.2%
Marvell Technology Group Ltd.	140,000	2,174,200	*

Software - 9.8%
Adobe Systems Inc.	155,000	4,797,250	*
Autodesk Inc.	107,400	3,866,400	*
Jive Software Inc.	114,400	1,698,840	*
Microsoft Corp.	140,000	4,134,200
Red Hat Inc.	58,600	2,717,282	*

Total Software		17,213,972

TOTAL INFORMATION TECHNOLOGY		58,383,657

MATERIALS - 3.9%
Chemicals - 3.9%
Monsanto Co.	62,000	5,087,100
Yingde Gases Group Co.	1,585,000	1,829,168

TOTAL MATERIALS		6,916,268

TOTAL INVESTMENTS - 98.1% (Cost - $146,217,930#)		172,660,165
Other Assets in Excess of Liabilities - 1.9%		3,418,789

TOTAL NET ASSETS - 100.0%		$176,078,954

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

On January 31, 2012, Legg Mason Capital Management Growth Trust, Inc. (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, non-diversified investment company. Effective February 29, 2012, the Fund changed its name to Legg Mason Capital Management Growth Trust and became a series of Legg Mason Global Asset Management Trust, which is registered under the 1940 Act as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors/Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$172,660,165	—	—	$172,660,165

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended January 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,594,756
Gross unrealized depreciation	(8,152,521)

Net unrealized appreciation	$26,442,235

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012